Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Related Parties [Line Items]
Net of credit loss allowance	$ 22,794	$ 22,794
Total purchase from related parties	11,763,422	11,064,005
Total prepaid expenses and other current assets, net	1,297,933	2,206,162
Related Party [Member]
Schedule of Related Parties [Line Items]
Accounts receivable, gross — related parties	36,907
Net of credit loss allowance
Total account receivable, net -related parties	36,907
Total due from related parties	1,639	4,634
Total account payable – related parties	2,076,158	2,338,167
Total revenue from a related party	101,222
Total prepaid expenses and other current assets, net	244,986	46,854
Total due to related parties	186,378
Guangdong Rongmian Accessories Technology Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Accounts receivable, gross — related parties	16,022
Total account payable – related parties	1,787,430	1,785,191
Total purchase from related parties	7,874,751	7,808,587
Total prepaid expenses and other current assets, net	60,524	46,854
Commission income from a related party	118,596	111,326
Guanrong Technology (Shaoguan) Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Total revenue from a related party	49,045
J-Long Vietnam Company Limited [Member]
Schedule of Related Parties [Line Items]
Accounts receivable, gross — related parties	20,885
Total due from related parties		2,995
Total revenue from a related party	52,177
Total purchase from related parties	17,175	66,110
Total due to related parties	52,319
Administrative service provided by related party	111,705	128,539
J-Long Group Ltd [Member]
Schedule of Related Parties [Line Items]
Total due from related parties	1,639	1,639
New Sole (Shanghai) Technology Ltd [Member]
Schedule of Related Parties [Line Items]
Total account payable – related parties	288,728	429,630
Total purchase from related parties	3,028,986	2,198,891
Jiaxing Newsole Reflective Material Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Total account payable – related parties		123,346
Total purchase from related parties	842,510	990,417
Total prepaid expenses and other current assets, net	168,921
Charm Vision Holdings Limited [Member]
Schedule of Related Parties [Line Items]
Total prepaid expenses and other current assets, net	12,648
Everlink Enterprises Limited [Member]
Schedule of Related Parties [Line Items]
Total prepaid expenses and other current assets, net	2,893
Mr. Danny Tze Ching Wong [Member]
Schedule of Related Parties [Line Items]
Total due to related parties	134,059
J-Long Trims Pte. Ltd. [Member]
Schedule of Related Parties [Line Items]
Total revenue from a related party	$ 200,000	$ 438,248